Share-based Compensation - Share-based Payment Arrangement, Restricted Stock Unit, Activity (Detail) - Restricted Stock [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to Employees, Non-vested Beginning Balance	3,430,745	8,113,544	13,332,607
Options to Employees, Granted		0	320,000
Options to Employees, Vested	(2,145,701)	(4,519,185)	(4,925,510)
Options to Employees, Forfeited	(72,988)	(163,614)	(613,553)
Options to Employees, Non-vested Ending Balance	1,212,056	3,430,745	8,113,544
Weighted Average Grant-Date Fair Value, Granted			¥ 2.49